Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity
Shareholders' Equity

Note 19 – Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,175,042 common shares issued and outstanding as at December 31, 2023) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the year ended December 31, 2023 and 2022 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

(b)	Dividends

In 2023, the Company declared dividends of $1.36 per common share (2022 - $1.28 per common share).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2023	2022
Cash dividends	$233.0	$197.6
DRIP dividends	29.1	48.2
	$262.1	$245.8

(c)	Stock-Based Payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”), with subsequent modifications on November 8, 2023. Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors. The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant. The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant. Options expire on the earlier of the expiry date or the date of termination and are non-transferable. The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company granted during the years ended December 31, 2023 and 2022 were as follows:

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2022	822,046	C$	97.88
Granted	67,604	C$	183.61
Exercised	(148,295)	C$	82.81
Forfeited	(16,702)	C$	168.43
Stock options outstanding, at December 31, 2022	724,653	C$	107.34

Stock options outstanding, at January 1, 2023	724,653	C$	107.34
Granted	5,548	C$	169.78
Exercised	(61,000)	C$	64.50
Stock options outstanding, at December 31, 2023	669,201	C$	111.76

Exercisable stock options, at December 31, 2022	584,522	C$	90.84
Exercisable stock options, at December 31, 2023	570,572	C$	100.51

Options granted in 2023 and 2022 have a ten-year term and vest over five years in equal portions on the anniversary of the grant date. The fair value of stock options granted in 2023 was $0.2 million (2022 – $2.5 million), based on a weighted average fair value of C$47.02 per stock option (2022 - C$47.35 per stock option) based on the following assumptions:

	2023	2022
Risk-free interest rate	4.08%	2.93%
Expected dividend yield	1.10%	0.92%
Expected price volatility of the Company’s common shares	30.9%	30.0%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

In the year ended December 31, 2023, an expense of $1.5 million (2022 - $1.8 million) related to stock options has been included in the consolidated statement of (loss) income and comprehensive (loss) income, and $0.1 million (2022 - $0.1 million) was capitalized to royalty, stream and working interests. As at December 31, 2023, there was $1.8 million (2022 – $3.1 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 2.4 years (2022 – 2.7 years).

Options to purchase common shares outstanding at December 31, 2023, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	28,056	28,056	0.22
C$58.67	20,000	20,000	1.64
C$59.52	27,751	27,751	0.95
C$65.76	51,577	51,577	1.95
C$75.45	117,894	117,894	2.95
C$88.76	45,082	45,082	4.64
C$94.57	54,221	54,221	4.95
C$100.10	50,470	50,470	3.95
C$129.32	77,408	77,408	5.95
C$164.99	4,400	—	—
C$168.43	64,996	25,998	7.95
C$168.72	7,968	1,594	8.64
C$171.33	58,594	58,594	6.95
C$178.01	8,030	1,606	8.38
C$181.57	29,470	5,894	8.38
C$185.70	2,299	460	8.88
C$188.13	1,148	—	—
C$194.65	19,837	3,967	8.95
	669,201	570,572	4.71

(d)	Restricted Share Units

Changes in the number of RSUs outstanding during the years ended December 31, 2023 and 2022 were as follows:

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2022	66,794	32,100	98,894
Granted	37,486	15,643	53,129
Settled	(33,229)	(16,690)	(49,919)
Balance at December 31, 2022	71,051	31,053	102,104

Balance at January 1, 2023	71,051	31,053	102,104
Granted	—	—	—
Settled	—	—	—
Balance at December 31, 2023	71,051	31,053	102,104

There were no grants of RSUs in the year 2023 (2022 - $7.9 million). Included in the Company’s stock-based compensation expense is an amount of $4.1 million (2022 – $6.4 million) relating to RSUs. In addition, $0.2 million related to the RSUs was capitalized to royalty, stream and working interests (2022 – $0.2 million). As at December 31, 2023, there is $5.2 million (2022 – $9.4 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 1.7 years (2022 – 2.2 years).

(e)	Deferred Share Unit Plan

Changes in the number of DSUs outstanding during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Balance at beginning of year	110,128	107,635
Granted	11,816	14,703
Settled	(2,515)	(12,210)
Balance at end of year	119,429	110,128

The value of the DSU liability as at December 31, 2023 was $13.3 million (2022 - $15.0 million) and is included in accounts payable and accrued liabilities on the statement of financial position.

(f)	Outstanding Stock Options and Restricted Share Units

The following table sets out the number of common shares outstanding or issuable pursuant to other outstanding securities at December 31, 2023 and 2022:

	2023	2022
Common shares outstanding	192,175,042	191,892,691
Stock options(1)	669,201	724,653
Restricted Share Units(2)	102,104	102,104
	192,946,347	192,719,448

1	There were 669,201 stock options under our share compensation plan outstanding to directors, officers, employees and others with exercise prices ranging from C$40.87 to C$194.65 per share. The above table assumes all stock options are exercisable.
2	There were 31,053 time-based RSUs and 71,051 performance-based RSUs. Vesting of the performance-based RSUs are subject to the achievement of certain performance criteria and a performance multiplier which will range from 0% to 150% of the number granted. The above table assumes a performance multiplier of 100% of performance-based RSUs granted.